Other assets - Summary of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Long-term value added tax and other taxes recoverable	$ 74,495	$ 55,394
Prepaid forestry fees	1,403	1,403
Prepaid loan costs	3,175	1,487
Investment in marketable securities and debt securities	105,966	61,611
Other	170	170
Total other assets	$ 185,209	$ 120,065